Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments
Summary of financial assets and financial liabilities

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at June 30, 2023	FVTPL	cost	cost
Cash and cash equivalents	$—	$16,438	$—
Amounts receivable[1]	—	13,362	—
Financial assets	49,061	—	—
Loans receivable	—	39,181	—
Amounts payable and other liabilities and lease obligation	—	—	9,388
Long-term debt	—	—	65,000
Total	$49,061	$68,981	$74,388

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2022	FVTPL	cost	cost
Cash and cash equivalents	$—	$71,098	$—
Amounts receivable[1]	—	8,061	—
Financial assets	9,906	—	—
Loans receivable	—	11,096	—
Amounts payable and other liabilities and lease obligation	—	—	13,237
Total	$9,906	$90,255	$13,237

[1]	Excluding sales taxes and prepaid expenses